Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Net revenues
Net revenues	¥ 3,438,881	$ 502,217	¥ 3,993,873	¥ 2,862,692
Personalized and small class premium tutoring services
Net revenues
Net revenues	3,423,996	500,043	3,879,364	2,825,618
Others
Net revenues
Net revenues	¥ 14,885	$ 2,174	¥ 114,509	¥ 37,074